Note Payable (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Note Payable [Abstract]
Percentage of real estate financed (in hundredths)	100.00%
Interest rate on unsecured note (in hundredths)		6.00%